EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2021
EXPENSES BY NATURE
EXPENSES BY NATURE

NOTE 29 — EXPENSES BY NATURE

The Company opted to present its Consolidated Income Statement by function. As required by IAS 1, the expenses classified by nature are as follows:

	2021	2020	2019
Depreciation and amortization	(2,658,561)	(2,499,104)	(2,074,295)
Labor expenses	(7,249,811)	(5,867,265)	(5,175,373)
Raw material and consumption material	(43,720,989)	(26,945,440)	(25,890,618)
Freight	(3,898,360)	(2,572,293)	(2,300,439)
Other expenses/income, net	(1,585,863)	(476,818)	(1,002,301)
Eletrobras compulsory loan recovery	1,391,280	—	—
Results in operations with subsidiary and joint ventures	(162,913)	—	—
Impairment of non-financial assets	—	(411,925)	—
	(57,885,217)	(38,772,845)	(36,443,026)
Classified as:
Cost of sales	(57,527,721)	(37,884,102)	(35,440,726)
Selling expenses	(715,830)	(512,950)	(476,339)
General and administrative expenses	(1,390,121)	(1,017,435)	(954,117)
Other operating income	979,760	1,763,684	636,847
Other operating expenses	(460,029)	(645,985)	(187,647)
Eletrobras compulsory loan recovery	1,391,280	—	—
Results in operations with subsidiary and joint ventures	(162,913)	—	—
Impairment of financial assets	357	(64,132)	(21,044)
Impairment of non-financial assets	—	(411,925)	—
	(57,885,217)	(38,772,845)	(36,443,026)